Shareholders' Equity - Summary of Stock Option Activity (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Options Granted		1,000		2,000
Options Exercised
Stock Option Grants [Member]
Options Outstanding, beginning balance			142,000	147,000	147,000	156,000
Options Granted					3,000	2,000
Options Exercised
Options Cancelled					(6,000)	(6,000)
Options Forfeited					(2,000)	(4,000)
Options Expired						(1,000)
Options Outstanding, ending balance					142,000	147,000
Options vested and exercisable					140,000
Weighted Average Exercise Price Per Share Outstanding, beginning balance			$ 18.26	$ 18.20	$ 18.20	$ 17.74
Weighted Average Exercise Price Per Share Granted					3.15	4.44
Weighted Average Exercise Price Per Share Exercised
Weighted Average Exercise Price Per Share Cancelled					13.32	10.42
Weighted Average Exercise Price Per Share Forfeited					6.24	6.38
Weighted Average Exercise Price Per Share Expired						16.00
Weighted Average Exercise Price Per Share Outstanding, ending balance					18.26	$ 18.20
Weighted Average Exercise Price Per Share vested and exercisable					$ 18.43
Weighted Average Remaining Contractual Life (in years) Outstanding, beginning balance						7 years 1 month 13 days
Weighted Average Remaining Contractual Life (in years) Outstanding, ending balance					5 years 1 month 20 days	6 years 29 days
Weighted Average Remaining Contractual Life (in years) vested and exercisable					5 years 1 month 6 days
Aggregate Intrinsic Value Outstanding, beginning balance
Aggregate Intrinsic Value Outstanding, ending balance
Aggregate Intrinsic Value vested and exercisable